Supplementary Balance Sheet Detail (Schedule Of Amounts Recognized In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheet Related Disclosures [Abstract]
Trade		$ 244,000	$ 224,905
Allowance for doubtful accounts		(7,571)	(4,153)
Accounts and notes receivable, net	188,761	236,429	220,752
Raw materials and supplies	226,232	230,057	168,982
Work in process	234,400	213,948	205,968
Finished goods	84,190	73,293	73,821
Inventories, gross	544,822	517,298	448,771
Reserves	(6,600)	(4,233)	(4,709)	(2,716)	(2,518)
Inventories	538,222	513,065	444,062
Land and improvements		36,744	34,896
Buildings		182,838	175,588
Machinery and equipment and other		1,172,045	1,105,440
Construction in progress		140,732	115,508
Property, plant and equipment	1,537,488	1,532,359	1,431,432
Payrolls (including incentive programs)		7,461	7,624
Customer prepayments		7,594	8,478
Employee compensation and benefits		10,335	11,680
Other		25,563	12,393
Accrued liabilities, net		50,953	40,175
Postretirement benefits		30,465	29,630
Pension and related benefits		73,202	75,840
Other		21,338	25,830
Other long - term obligations	$ 121,587	$ 125,005	$ 131,300